Filed under Rule 497(e) Registration No. 002-83631

VALIC Company I

Science & Technology Fund

(the “Fund”)

Supplement dated December 1, 2017, to the Fund’s Prospectus

dated October 1, 2017, as amended

In the section entitled “Fund Summary: Science & Technology Fund – Investment Adviser,” the table under the heading “Portfolio Managers” with respect to Wellington Management Company LLP (“Wellington Management”) is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title

John F. Averill, CFA	2007	Senior Managing Director and Global Industry Analyst
Bruce L. Glazer	2007	Senior Managing Director and Global Industry Analyst
Anita M. Killian, CFA	2007	Senior Managing Director and Global Industry Analyst
Brian Barbetta	2017	Senior Managing Director and Global Industry Analyst

In the section entitled “Management – Investment Sub-Advisers,” the second and third paragraphs on page 164 of the Prospectus with respect to the Fund are deleted in their entirety and replaced with the following:

A portion of the assets of the Science & Technology Fund is managed by Wellington Management’s Global Technology Investment Team. The team is comprised of John F. Averill, CFA, Bruce L. Glazer, Anita M. Killian, CFA and Brian Berbetta. Each team member provides portfolio management and securities analysis services for Wellington Management’s portion of the Fund’s assets.

Mr. Averill, Senior Managing Director and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1994. Mr. Glazer, Senior Managing Director and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1997. Ms. Killian, Senior Managing Director and Global Industry Analyst affiliated with Wellington Management, joined the firm as an investment professional in 2000. Mr. Barbetta, Senior Managing Director and Global Industry Analyst of Wellington Management, joined the firm in 2012.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rules 497(e) Registration No. 002-83631

VALIC Company I

Science & Technology Fund

(the “Fund”)

Supplement dated December 1, 2017, to the Fund’s

Statement of Additional Information dated October 1, 2017, as amended

In the section entitled “Portfolio Managers – Other Accounts,” the information with respect to the Fund with respect to Wellington Management Company LLP (“Wellington Management”) is supplemented with the following:

Subadviser	Portfolio Manager	Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)

Wellington Management	Brian Barbetta	1	13.2	10 (1)	286.6 (61.8)	17	38.9

*As of September 30, 2017

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.